NOTE 18: LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	$ 734,896	$ 0
Acquisition of Kai Medical	294,669
Acquisition of LP&A	45,595
Adoption of IFRS 16		138,444
Additions		860,813
Interest expense	31,309	25,677
Payments	(226,400)	(203,712)
Termination of leases	(383,683)	(86,326)
Lease liabilities, ending	496,386	734,896
Current portion of lease liability	241,138
Less: non-current portion of lease liability	255,248	515,096
Empower Clinics
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	14,761	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Adoption of IFRS 16		138,444
Additions		23,006
Interest expense	568	4,318
Payments	(12,270)	(64,681)
Termination of leases	0	(86,326)
Lease liabilities, ending	3,059	14,761
Current portion of lease liability	3,059
Less: non-current portion of lease liability	0
Sun Valley Clinics
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	332,150	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Adoption of IFRS 16		0
Additions		431,544
Interest expense	15,669	13,404
Payments	(173,139)	(112,798)
Termination of leases	0	0
Lease liabilities, ending	174,680	332,150
Current portion of lease liability	108,645
Less: non-current portion of lease liability	66,035
CBD Extraction Facility
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	387,985	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Adoption of IFRS 16		0
Additions		406,263
Interest expense	11,103	7,955
Payments	(15,405)	(26,233)
Termination of leases	(383,683)	0
Lease liabilities, ending	0	387,985
Current portion of lease liability	0
Less: non-current portion of lease liability	0
Kai Medical
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	0	0
Acquisition of Kai Medical	294,669
Acquisition of LP&A	0
Adoption of IFRS 16		0
Additions		0
Interest expense	3,969	0
Payments	(25,586)	0
Termination of leases	0	0
Lease liabilities, ending	273,052	0
Current portion of lease liability	87,452
Less: non-current portion of lease liability	185,600
Lawrence Park & Atkinson
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	0	0
Acquisition of Kai Medical	0
Acquisition of LP&A	45,595
Adoption of IFRS 16		0
Additions		0
Interest expense	0	0
Payments	0	0
Termination of leases	0	0
Lease liabilities, ending	45,595	$ 0
Current portion of lease liability	41,982
Less: non-current portion of lease liability	$ 3,613